Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2024
Other Accounts Payable [Abstract]
Schedule of Other Accounts Payable
	December 31, 2024	December 31, 2023

Employees’ salaries and related liabilities	414	388
Related parties	421	354
Accrued expenses	508	267
Other	21	17
Total	1,364	1,026